SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
NOTE 9 - SUBSEQUENT EVENTS

At the close of business on December 31, 2014, Christals Acquisition, LLC and its members entered into a securities exchange agreement (“Exchange Agreement”) with DICO, Inc. a Nevada corporation, pursuant to which DICO acquired 100% of the issued and outstanding equity capital of Christals Acquisition in exchange for 2,524,870 shares of DICO common stock, par value $0.0001 per share, which constituted 70.5% of the issued and outstanding capital stock on a fully-diluted basis as of and immediately after the consummation of the transactions contemplated by the Exchange Agreement. In addition, at the closing of the share exchange, Christals paid DICO $350,000 in cash. This cash was immediately used for the following purposes (i) to pay down all of DICO’s outstanding liabilities, (ii) $308,436 of this cash was used as a partial payment toward the redemption of a total of 15,000,000 of DICO restricted shares from David Lazar, the former Chief Operating Officer and Secretary of DICO, pursuant to a redemption agreement entered into with Mr. Lazar on December 31, 2014, and (iii) to satisfy aggregate purchase price payable to holders of a total of 1,052,600 shares of DICO common stock, which shares were transferred to the members of Christals Acquisition as a condition to the closing of the exchange transaction. In addition to receiving the $308,436 payment for the redemption of his 15,000,000 shares of DICO common stock, DICO also transferred to Mr. Lazar the remaining inventory of loose diamonds pursuant to a bill of sale and assignment agreement as the balance of the consideration for the redemption of his shares. Immediately following the closing of the exchange transaction and the related transactions described above, the former members of Christals Acquisition and certain equity owners of such members who immediately received distributions of such securities, became the owners of 3,577,470 shares of our common stock, constituting 99.9% of DICO’s issued and outstanding common stock as of such closing. For accounting purposes, the exchange transaction with Christals Acquisition was treated as a reverse acquisition, with Christals Acquisition as the acquirer and DICO, Inc. as the acquired party. In January 2015, DICO, Inc. changed its name to Peekay Boutiques, Inc.